Income Tax - Disclosure of information about non-capital loss carry forwards (Details) - CAD ($)	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 70,916,626	$ 44,301,215
2045 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	11,798,435
2044 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2043 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	10,239,059
2042 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,534,759
2041 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	5,797,867
2040 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2039 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2038 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2037 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2036 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2035 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	29,668,778
2034 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,877,728
2033 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2032 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 0